SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectuses for the following funds:

Scudder European Equity Fund

Scudder Greater Europe Growth Fund

Scudder New Europe Fund

--------------------------------------------------------------------------------

The following replaces "The portfolio managers" subsection of the "Who Manages and Oversees the Fund" section for each of the funds listed below.


Scudder European Equity Fund                Julian Barrell
                                            Director, Deutsche Asset Management
  Alexander (Sandy) Black                   and Co-Manager of the fund through
  Managing Director, Deutsche Asset         July 31, 2004.
  Management and Lead Manager of              o Portfolio Manager for European
  the fund.                                     Equity and Europe ex-UK and
    o Head of European Equity portfolio         Euroland Equity: London.
      selection team, portfolio manager       o Joined Deutsche Asset Management
      Europe ex-UK and Euroland Equity          (International) Ltd. in 1997 as
      and head of European Equity local         a member of the European Equity
      research team: London.                    Team.
    o Joined Deutsche Asset Management        o Previously with Foreign and
      (International) Ltd. in 1994 after        Colonial Management Ltd. for
      eight years of experience as              five years.
      portfolio manager/analyst at NM
      Rothschild and Invesco.                Katrina Mitchell
    o MA, Cambridge University.              Director, Deutsche Asset Management
                                             and Co-Manager of the fund through
  Paras Anand                                July 31, 2004.
  Vice President, Deutsche Asset              o Portfolio manager for European
  Management and Manager of the fund.           Equity and Europe exUK and
    o Global equity analyst for Business        Euroland Equity and member of
      Services and financials sectors:          the European Equity local
      London.                                   research team: London.
    o Joined Deutsche Asset Management        o Joined Deutsche Asset Management
      (International) Ltd. in 2003 after        Ltd. in 1993 as a Graduate
      seven years of experience managing        Trainee.
      a Pan European hedge fund at HSBC
      and as a fund manager for UK
      equities at Invesco.
    o Joined the fund in 2004.



Scudder Greater Europe Growth Fund        Scudder New Europe Fund

  Alexander (Sandy) Black                   Alexander (Sandy) Black
  Managing Director of Deutsche Asset       Managing Director of Deutsche Asset
  Management and Lead Manager of            Management and Lead Manager of
  the fund.                                 the fund.
    o Head of European Equity portfolio        o Head of global equity research
      selection team, portfolio manager          team for Telecom Services sector
      Europe ex-UK and Euroland Equity           and portfolio manager for
      and head of European Equity local          European Equity and Europe ex-UK
      research team: London.                     and Euroland Equity: Frankfurt.
    o Joined Deutsche Asset Management         o Joined Deutsche Asset Management
      (International) Ltd. in 1994 after         International GmbH in 1992 after
      eight years of experience as               two years of experience as a
      portfolio manager/analyst at NM            trainee for Deutsche Bank,
      Rothschild and Invesco.                    Inglostadt.
    o MA, Cambridge University.                o MA, Cambridge University.
    o Joined the fund in 2002.                 o Joined the fund in 2002.

  Paras Anand                               Paras Anand
  Vice President, Deutsche Asset            Vice President, Deutsche Asset
  Management and Manager of the fund.       Management and Manager of the fund.
    o Global equity analyst for Business       o Global equity analyst for
      Services and financials sectors:           Business Services and financials
      London.                                    sectors: London.
    o Joined Deutsche Asset Management         o Joined Deutsche Asset Management
      (International) Ltd. in 2003 after         (International) Ltd. in 2003
      seven years of experience managing         after seven years of experience
      a Pan European hedge fund at HSBC          managing a Pan European hedge
      and as a fund manager for UK               fund at HSBC and as a fund
      equities at Invesco.                       manager for UK equities
    o Joined the fund in 2004.                   at Invesco.
                                               o Joined the fund in 2004.
  Julian Barrell
  Director of Deutsche Asset Management     Katrina Mitchell
  and Co-Manager of the fund through        Director of Deutsche Asset
  July 31, 2004.                            Management and Co-Manager of the
    o Portfolio Manager for European        fund through July 31, 2004.
      Equity and Europe ex-UK and              o Portfolio manager for European
      Euroland Equity: London.                   Equity and European ex-UK &
    o Joined Deutsche Asset Management           Euroland Equity and member of
      (International) Ltd. in 1997 as a          the European Equity local
      member of the European Equity Team.        research team: London.
    o Previously with Foreign and              o Joined Deutsche Asset Management
      Colonial Management Ltd. for five          in 1993 as a Graduate Trainee.
      years.                                   o Joined the fund in 2002.
    o Joined the fund in 2002.

  Katrina Mitchell
  Director of Deutsche Asset Management
  and Co-Manager of the fund through
  July 31, 2004.
    o Portfolio manager for European
      Equity and European ex-UK &
      Euroland Equity and member of the
      European Equity local research
      team: London.
    o Joined Deutsche Asset Management in
      1993 as a Graduate Trainee.
    o Joined the fund in 2002.


               Please Retain This Supplement for Future Reference

June 25, 2004
SMF-3633
PS73/74/77-2A-074